LEASES AND SIMILAR ARRANGEMENTS - FINANCE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 237,004
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	181,564	$ 5,798
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	6,512	4,815
Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	495	983
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net investment in finance lease	$ 174,557	$ 0